Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bank loans
Beginning balance	$ 50,000	$ 65,793	$ 55,000
New loans	0	50,000	18,019
Payments	(50,000)	(65,793)	(7,197)
Exchange difference	0	0	(29)
Final balance	$ 0	$ 50,000	$ 65,793